Business Developments	6 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Business Developments	BUSINESS DEVELOPMENTS
Sale of MUFG Union Bank and Investment in Shares of U.S. Bancorp
In September 2021, the MUFG Group agreed to the sale of all shares in MUFG Union Bank, N.A. ("MUFG Union Bank"), the wholly-owned primary operating subsidiary in the United States, to U.S. Bancorp ("USB") (hereinafter referred to as the “Share Transfer”). The businesses of MUFG Union Bank that the MUFG Group transferred to U.S. Bancorp exclude the Global Corporate & Investment Banking (GCIB) business (with certain exceptions as agreed to by the parties, including certain deposits of the GCIB business retained by MUFG Union Bank), the Global Markets business to the extent related to the GCIB business and certain assets and liabilities etc. that were part of shared middle and back office functions etc. Under a legal agreement, the assets and liabilities of these operations were transferred to other entities within MUFG prior to the Share Transfer. Through this transaction, the MUFG Group aims to maximize shareholder value by improving its capital efficiency.
The assets and liabilities of MUFG Union Bank, which were transferred to USB, were reclassified as held for sale, and included in Other assets and Other liabilities in the accompanying condensed consolidated balance sheets at September 30, 2022.

Assets and liabilities reclassified as held for sale at March 31, 2022 and September 30, 2022 are shown below:

	At March 31, 2022	At September 30, 2022
	(in millions)
Assets held for sale:
Interest-earning deposits in other banks	¥1,110,633	¥1,251,032
Investment securities	3,188,257	3,401,195
Loans, net of allowance for credit losses	6,561,316	7,690,437
Other	761,361	1,073,879
Total	¥11,621,567	¥13,416,543
Liabilities held for sale:
Deposits	¥10,448,481	¥12,158,738
Other	709,179	1,591,815
Total	¥11,157,660	¥13,750,553

The carrying amount of any assets that are not covered by the guidance on long-lived assets and included in the disposal group, is necessary to be adjusted in accordance with other applicable guidance before measuring the disposal group by lower of cost or market method. The loss amount, which was recognized through lower of cost or market method from the assets and liabilities held for sale, was ¥134,141 million and recognized during the second half of the fiscal year ended March 31, 2022. However, the fair value less cost to sell exceeded the carrying value as of September 30, 2022, and the reversal of ¥134,141 million, which is included in Reversal of impairment of assets held for sale in the condensed consolidated statements of operations through the six months ended September 30, 2022, was recognized, and as a result, valuation allowance for assets held for sale which was included in Other of Assets held for sale in the table as of March 31, 2022 was fully reversed as of September 30, 2022.The business of MUFG Union Bank that transferred to USB recorded pretax losses of ¥70,029 million and ¥346,781 million for the six months ended September 30, 2021 and 2022, respectively.